Law Offices of
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441
Telephone (415) 856-7000
Facsimile (415) 856-7100
Internet www.paulhastings.com
July 6, 2010
VIA EDGAR [CORRESPONDENCE FILING]
Mr. Christian T. Sandoe
Senior Counsel
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Kayne Anderson MLP Investment Company Registration Statement on Form N-2 (File Nos. 333-165775 and 811-21593) Pre-Effective Amendment No. 2
Dear Mr. Sandoe:
     Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of our client, Kayne Anderson MLP Investment Company (the “Fund”), is Pre-Effective Amendment No. 2 (“Amendment No. 2”) to the Fund’s Registration Statement on Form N-2, filed with the U.S. Securities and Exchange Commission (the “Commission”) on March 29, 2010 (the “Initial Registration Statement”). Amendment No. 2 is marked to show changes from Pre-Effective Amendment No. 1 to the Initial Registration Statement, filed with the Commission on May 24, 2010 (“Amendment No. 1”). The Initial Registration Statement, as amended by Amendment Nos. 1 and 2, and all future amendments, is referred to herein as the “Registration Statement.”
     Amendment No. 2 is also being filed in response to comments received from the staff of the Commission (the “Staff ”) by telephone with respect to Amendment No. 1 (the “Comment Letter”). A summary of the Staff’s comments is provided below in italics for your reference. Page references in the text of this response letter correspond to the page numbers in Amendment No. 2.

PROSPECTUS
Prospectus Summary — Introductory Paragraph (Page 1)
1. Please revise the definition of “MLPs” to clarify that affiliates of energy-related partnerships have substantial economic connection to the underlying publicly traded partnerships by reference to a substantial or predominate portion of the affiliates’ assets representing interests in those partnerships.
     Response: The Fund has revised this section in Amendment No. 2 as requested.
Fees and Expenses — Example (Page 7)
2. Please revise the introductory paragraph to the example to reflect that the Fund’s operating expenses are as stated in the Annual Expense table, before deferred taxes, and that current taxes have instead been reflected based upon the 5% assumed rate of return on the Fund’s portfolio securities.
     Response: The Fund has revised this section in Amendment No. 2 as requested.
     The Fund also acknowledges the following: (1) the Fund is responsible for the adequacy and accuracy of the disclosure in the filing; (2) Staff comments, or changes to disclosure in response to Staff comments in the filings reviewed by the Staff, do not foreclose the Commission from taking any action with respect to the filing; and (3) the Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     The Fund respectfully requests the Staff’s assistance in completing review of Amendment No. 2 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 2 or this response letter to the undersigned at (415) 856-7007 or Marisa Rolland at (415) 856-7008.

Very truly yours,
/s/ DAVID A. HEARTH

David A. Hearth of PAUL, HASTINGS, JANOFSKY & WALKER LLP

cc:	Kevin S. McCarthy, Kayne Anderson (w/enclosures) David S. Shladovsky, Esq., Kayne Anderson (w/ enclosures)